Interest Bearing Financial Liabilities - Summary of Interest Bearing Financial Liabilities Drawn (Detail) - Unsecured Term Loan [Member] - Philippine Peso Debts [Member] ₱ in Millions	12 Months Ended
Dec. 31, 2024 PHP (₱)
PLDT [Member] | Long Term Loans [Member] | Loan Agreement Date December 13, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loan Amount	₱ 11,000
Date of Loan Agreement	December 13, 2024
Lender(s)	BPI
Terms	With annual amortization up to 10 years
PLDT [Member] | Long Term Loans [Member] | Loan Agreement Date December 13, 2024 [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Annual Amortization Period	10 years
PLDT [Member] | Long Term Loans [Member] | Loan Agreement Date December 19, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Date of Loan Agreement	December 19, 2024
PLDT [Member] | Short Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Loan Amount	₱ 787
Lender(s)	BPI
Terms	77-day promissory note
Dates Drawn	January 3, 2025
Drawn Amount	₱ 787
Smart Inc [Member] | Long Term Loans [Member] | Loan Agreement Date December 13, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Dates Drawn	January 2, 2025
Drawn Amount	₱ 1,500
Smart Inc [Member] | Long Term Loans [Member] | Loan Agreement Date December 19, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Loan Amount	₱ 13,000
Lender(s)	MBTC
Terms	With annual amortization up to 10 years
Dates Drawn	February 3, 2025
Drawn Amount	₱ 700
Smart Inc [Member] | Long Term Loans [Member] | Loan Agreement Date December 19, 2024 [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Annual Amortization Period	10 years
Smart Inc [Member] | Short Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Loan Amount	₱ 235
Lender(s)	BPI
Terms	77-day promissory note
Dates Drawn	January 3, 2025
Drawn Amount	₱ 235